UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (56.8%)(a)
			Shares	Value

Basic materials (3.6%)

Aceto Corp.			696	$13,983

Akzo Nobel NV (Netherlands)			374	30,518

Amcor, Ltd. (Australia)			5,414	52,201

Antofagasta PLC (United Kingdom)			3,650	50,841

Archer Daniels-Midland Co.			28,400	1,232,276

Arkema (France)			186	21,063

Axiall Corp.			937	42,090

BASF SE (Germany)			1,259	139,936

BHP Billiton PLC (United Kingdom)			2,300	70,707

BHP Billiton, Ltd. (Australia)			2,761	93,477

Buzzi Unicem SpA (Italy)			359	6,697

Cambrex Corp.(NON)			2,511	47,383

CF Industries Holdings, Inc.			1,200	312,768

Chemtura Corp.(NON)			2,504	63,326

Compagnie de Saint-Gobain (France)			313	18,908

Domtar Corp. (Canada)			894	100,325

Dow Chemical Co. (The)(S)			23,800	1,156,442

EMS-Chemie Holding AG (Switzerland)			142	53,608

Fortescue Metals Group, Ltd. (Australia)			2,844	13,931

Fortune Brands Home & Security, Inc.			5,300	223,024

Glencore Xstrata PLC (United Kingdom)			20,208	104,034

Hi-Crush Partners LP (Units)			774	31,208

Hitachi Metals, Ltd. (Japan)			9,000	127,804

Holcim, Ltd. (Switzerland)			538	44,547

Horsehead Holding Corp.(NON)			2,683	45,128

Innophos Holdings, Inc.			536	30,391

Innospec, Inc.			688	31,118

Johnson Matthey PLC (United Kingdom)			2,655	144,784

KapStone Paper and Packaging Corp.(NON)			520	14,997

Koninklijke Boskalis Westminster NV (Netherlands)			1,198	65,967

Kraton Performance Polymers, Inc.(NON)			737	19,265

L.B. Foster Co. Class A			549	25,721

Landec Corp.(NON)			1,637	18,269

LSB Industries, Inc.(NON)			1,176	44,006

LyondellBasell Industries NV Class A			8,000	711,520

Minerals Technologies, Inc.			308	19,884

Monsanto Co.			234	26,622

Mota-Engil Africa (Rights) (Portugal)(NON)(F)			5,645	2,916

Mota-Engil SGPS SA (Portugal)			5,645	45,883

NN, Inc.			2,030	39,991

Olin Corp.			1,116	30,813

OM Group, Inc.			667	22,158

Packaging Corp. of America			1,900	133,703

PPG Industries, Inc.			2,825	546,525

Reliance Steel & Aluminum Co.			1,500	105,990

Rio Tinto PLC (United Kingdom)			1,213	67,493

S&W Seed Co.(NON)(S)			1,691	12,530

Solvay SA (Belgium)			145	22,763

Stillwater Mining Co.(NON)			1,166	17,268

Sumitomo Metal Mining Co., Ltd. (Japan)			4,000	50,134

Syngenta AG (Switzerland)			214	80,923

Trex Co., Inc.(NON)			534	39,067

Tronox, Ltd. Class A			649	15,427

U.S. Silica Holdings, Inc.(S)			1,438	54,888

UPM-Kymmene OYJ (Finland)			4,128	70,575

Veidekke ASA (Norway)			2,940	30,442

voestalpine AG (Austria)			2,013	88,479

W.R. Grace & Co.(NON)			134	13,289

Wacker Chemie AG (Germany)			65	7,937

Wendel SA (France)			532	82,709

Zep, Inc.			1,491	26,391

				6,857,063
Capital goods (3.5%)

ABB, Ltd. (Switzerland)			3,661	94,419

AGCO Corp.(S)			3,300	182,028

Airbus Group NV (France)			2,468	176,768

Aisin Seiki Co., Ltd. (Japan)			2,300	82,842

Alfa Laval AB (Sweden)			3,889	105,212

Allegion PLC (Ireland)			3,633	189,534

Alliant Techsystems, Inc.(S)			381	54,159

Altra Industrial Motion Corp.			1,466	52,336

Astronics Corp.(NON)			395	25,047

AviChina Industry & Technology Co., Ltd. (China)			28,000	15,602

AZZ, Inc.			693	30,963

Ball Corp.			2,900	158,949

Chase Corp.			820	25,855

Coway Co., Ltd. (South Korea)			487	34,166

Cummins, Inc.			5,800	864,142

Daikin Industries, Ltd. (Japan)			500	27,961

Douglas Dynamics, Inc.			1,289	22,454

DXP Enterprises, Inc.(NON)			274	26,011

Ebara Corp. (Japan)			2,000	12,504

Engility Holdings, Inc.(NON)			676	30,454

Exelis, Inc.			6,700	127,367

Faurecia (France)(NON)			1,057	44,675

Franklin Electric Co., Inc.			611	25,980

Gaztransport Et Technigaz SA (France)(NON)			161	10,422

Generac Holdings, Inc.			858	50,596

Greenbrier Cos., Inc. (The)(NON)(S)			1,835	83,676

HEICO Corp.			345	20,755

Hitachi Construction Machinery Co., Ltd. (Japan)			1,000	19,233

Hitachi, Ltd. (Japan)			6,000	44,199

Hyster-Yale Materials Holdings, Inc.			310	30,225

IDEX Corp.			2,700	196,803

IHI Corp. (Japan)			16,000	67,171

II-VI, Inc.(NON)			2,013	31,061

IMI PLC (United Kingdom)			3,725	90,544

Ingersoll-Rand PLC			9,300	532,332

JGC Corp. (Japan)			2,000	69,482

Kadant, Inc.			826	30,124

Leggett & Platt, Inc.(S)			5,500	179,520

Miller Industries, Inc.			1,000	19,530

MRC Global, Inc.(NON)			3,100	83,576

MSA Safety, Inc.			342	19,494

NACCO Industries, Inc. Class A			154	8,348

Northrop Grumman Corp.			6,800	838,984

OSRAM Licht AG (Germany)(NON)			1,031	66,849

Polypore International, Inc.(NON)			211	7,218

Raytheon Co.			9,941	982,071

Rheinmetall AG (Germany)			459	32,281

Safran SA (France)			739	51,199

Schneider Electric SA (France)			161	14,273

Singapore Technologies Engineering, Ltd. (Singapore)			21,000	63,868

SMC Corp. (Japan)			100	26,313

Standard Motor Products, Inc.			1,439	51,473

Standex International Corp.			396	21,218

Stoneridge, Inc.(NON)			2,224	24,976

Tenneco, Inc.(NON)			359	20,847

THK Co., Ltd. (Japan)			2,600	58,235

Tower International, Inc.(NON)			1,584	43,116

TriMas Corp.(NON)			1,890	62,748

US Ecology, Inc.			368	13,660

Vinci SA (France)			1,770	131,456

WABCO Holdings, Inc.(NON)			2,000	211,120

WESCO International, Inc.(NON)			472	39,280

Zodiac Aerospace (France)			1,450	51,238

				6,808,942
Communication services (2.2%)

Arris Group, Inc.(NON)			456	12,850

Aruba Networks, Inc.(NON)			485	9,094

BroadSoft, Inc.(NON)			171	4,571

BT Group PLC (United Kingdom)			22,116	139,924

CalAmp Corp.(NON)(S)			1,467	40,885

Comcast Corp. Class A			27,700	1,385,554

Deutsche Telekom AG (Germany)			5,176	83,643

EchoStar Corp. Class A(NON)			1,975	93,931

Frontier Communications Corp.(S)			5,288	30,142

HSN, Inc.			233	13,917

IDT Corp. Class B			822	13,695

Inteliquent, Inc.			1,216	17,668

Iridium Communications, Inc.(NON)			2,171	16,304

KDDI Corp. (Japan)			300	17,458

Liberty Global PLC Ser. C (United Kingdom)(NON)			446	18,157

Loral Space & Communications, Inc.(NON)			403	28,504

NTT DoCoMo, Inc. (Japan)			4,300	67,723

Numericable Group SA (France)(NON)			1,092	42,920

Orange (France)			4,392	64,863

RingCentral, Inc. Class A(NON)			193	3,493

Ruckus Wireless, Inc.(NON)			1,251	15,212

ShoreTel, Inc.(NON)			1,349	11,601

T-Mobile US, Inc.(NON)			7,800	257,634

Tele2 AB Class B (Sweden)			2,428	30,124

Telefonica SA (Spain)			4,244	67,150

Telenor ASA (Norway)			2,764	61,255

Telstra Corp., Ltd. (Australia)			20,894	98,556

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			3,194	17,838

Ubiquiti Networks, Inc.(NON)			782	35,558

USA Mobility, Inc.			1,175	21,350

Verizon Communications, Inc.			30,121	1,432,856

Vodafone Group PLC (United Kingdom)			23,772	87,308

Ziggo NV (Netherlands)			1,453	64,556

				4,306,294
Conglomerates (1.1%)

AMETEK, Inc.			7,700	396,473

Danaher Corp.			12,900	967,500

Exor SpA (Italy)			1,105	49,597

General Electric Co.			13,845	358,447

Marubeni Corp. (Japan)			4,000	26,814

Mitsubishi Corp. (Japan)			2,800	51,924

Siemens AG (Germany)			1,890	254,387

				2,105,142
Consumer cyclicals (7.6%)

Adidas AG (Germany)			533	57,671

ADT Corp. (The)(S)			6,950	208,153

Advance Auto Parts, Inc.			2,200	278,300

American Eagle Outfitters, Inc.			8,900	108,936

ANN, Inc.(NON)			1,076	44,632

Ascena Retail Group, Inc.(NON)			919	15,880

Ascent Capital Group, Inc. Class A(NON)			118	8,915

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)(S)			2,826	43,487

Babcock International Group PLC (United Kingdom)			3,485	78,261

Bayerische Motoren Werke (BMW) AG (Germany)			644	81,286

Big Lots, Inc.(NON)			960	36,355

Blyth, Inc.			704	7,554

Brown Shoe Co., Inc.			562	14,915

Buckle, Inc. (The)			342	15,664

Bureau Veritas SA (France)			2,049	62,822

Carmike Cinemas, Inc.(NON)			534	15,945

Century Casinos, Inc.(NON)			2,085	14,949

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)			28,500	15,878

Coach, Inc.(S)			6,755	335,453

Compagnie Financiere Richemont SA (Switzerland)			1,131	107,976

Compass Group PLC (United Kingdom)			8,030	122,493

Continental AG (Germany)			724	173,451

Conversant, Inc.(NON)(S)			1,121	31,556

Cooper Tire & Rubber Co.			644	15,649

Corporate Executive Board Co. (The)			244	18,112

Crocs, Inc.(NON)			528	8,237

CST Brands, Inc.			3,700	115,588

Ctrip.com International, Ltd. ADR (China)(NON)			344	17,344

Daimler AG (Registered Shares) (Germany)			846	79,941

Dalata Hotel Group, Ltd. (Ireland)(NON)			2,292	8,968

Deckers Outdoor Corp.(NON)(S)			227	18,099

Deluxe Corp.			1,412	74,088

Demand Media, Inc.(NON)			1,424	6,906

Denso Corp. (Japan)			1,100	52,664

Destination Maternity Corp.			1,591	43,593

Ennis, Inc.			1,217	20,166

Expedia, Inc.(S)			3,350	242,875

Experian PLC (United Kingdom)			4,480	80,738

Fiat SpA (Italy)(NON)			2,494	29,033

Five Below, Inc.(NON)(S)			179	7,604

Fuji Heavy Industries, Ltd. (Japan)			4,600	124,186

G&K Services, Inc. Class A			506	30,952

Gannett Co., Inc.			7,600	209,760

Gap, Inc. (The)			7,200	288,432

Genesco, Inc.(NON)			396	29,530

Gerry Weber International AG (Germany)			262	12,954

Global Cash Access Holdings, Inc.(NON)			1,866	12,801

Global Mediacom Tbk PT (Indonesia)			189,800	39,562

Graham Holdings Co. Class B			200	140,750

Green Dot Corp. Class A(NON)			847	16,542

Haier Electronics Group Co., Ltd. (China)			4,000	10,840

Hanesbrands, Inc.			3,000	229,440

Harbinger Group, Inc.(NON)			4,119	50,375

Hino Motors, Ltd. (Japan)			5,000	74,018

Home Depot, Inc. (The)			16,600	1,313,558

Intrawest Resorts Holdings, Inc.(NON)			801	10,445

ITV PLC (United Kingdom)			29,845	95,283

KAR Auction Services, Inc.			2,366	71,808

Kimberly-Clark Corp.			13,100	1,444,275

Kingfisher PLC (United Kingdom)			4,104	28,832

La-Z-Boy, Inc.			469	12,710

Liberty Media Corp. Class A(NON)			2,400	313,752

LifeLock, Inc.(NON)			609	10,420

LIN Media, LLC Class A(NON)			529	14,019

Lowe's Cos., Inc.			21,600	1,056,240

Lumber Liquidators Holdings, Inc.(NON)			147	13,789

Luxottica Group SpA (Italy)			421	24,348

Macy's, Inc.			8,600	509,894

Marcus Corp.			1,791	29,910

Matahari Department Store Tbk PT (Indonesia)(NON)			29,200	35,838

MAXIMUS, Inc.			332	14,894

McGraw-Hill Financial, Inc.			9,300	709,590

Mediaset SpA (Italy)(NON)			5,675	31,726

MGM China Holdings, Ltd. (Hong Kong)			22,800	80,476

Moncler SpA (Italy)(NON)			819	14,002

Namco Bandai Holdings, Inc. (Japan)			2,800	66,128

Next PLC (United Kingdom)			1,360	149,643

Nintendo Co., Ltd. (Japan)			100	11,911

Nissan Motor Co., Ltd. (Japan)			8,000	71,199

Nu Skin Enterprises, Inc. Class A			231	19,138

Panasonic Corp. (Japan)			10,700	122,069

Penn National Gaming, Inc.(NON)			2,833	34,903

Perry Ellis International, Inc.(NON)			694	9,536

Pets at Home Group PLC (United Kingdom)(NON)			3,393	13,576

PetSmart, Inc.(S)			3,000	206,670

Pitney Bowes, Inc.(S)			7,965	207,010

priceline.com, Inc.(NON)			900	1,072,701

Puregold Price Club, Inc. (Philippines)			29,300	28,823

Randstad Holding NV (Netherlands)			420	24,594

Renault SA (France)			733	71,233

Ryland Group, Inc. (The)(S)			1,141	45,560

Scripps Networks Interactive Class A			3,100	235,321

Sega Sammy Holdings, Inc. (Japan)			1,700	37,998

Select Comfort Corp.(NON)			1,165	21,063

Serco Group PLC (United Kingdom)			3,649	25,611

Sinclair Broadcast Group, Inc. Class A(S)			1,945	52,690

SJM Holdings, Ltd. (Hong Kong)			21,000	59,256

Sonic Automotive, Inc. Class A			1,342	30,168

Sports Direct International PLC (United Kingdom)(NON)			2,384	33,863

Steiner Leisure, Ltd. (Bahamas)(NON)			1,033	47,776

Steven Madden, Ltd.(NON)			267	9,607

Sun TV Network, Ltd. (India)			2,061	13,923

Suzuki Motor Corp. (Japan)			2,100	54,706

Swatch Group AG (The) (Switzerland)			101	63,293

Tata Motors, Ltd. (India)			2,823	18,909

Thomas Cook Group PLC (United Kingdom)(NON)			10,867	32,665

Tile Shop Holdings, Inc.(NON)(S)			682	10,537

TiVo, Inc.(NON)			5,008	66,256

Town Sports International Holdings, Inc.			1,474	12,514

Toyota Motor Corp. (Japan)			3,200	180,092

TUI Travel PLC (United Kingdom)			9,728	71,035

Vail Resorts, Inc.			269	18,749

Viacom, Inc. Class B			9,800	832,902

VOXX International Corp.(NON)			2,676	36,608

Wolverine World Wide, Inc.			753	21,498

World Fuel Services Corp.			1,029	45,379

WPP PLC (United Kingdom)			4,632	95,524

Wyndham Worldwide Corp.			3,600	263,628

Wynn Resorts, Ltd.			2,000	444,300

				14,816,653
Consumer staples (4.1%)

Angie's List, Inc.(NON)			176	2,144

Anheuser-Busch InBev NV (Belgium)			1,721	180,428

Associated British Foods PLC (United Kingdom)			1,197	55,497

Barrett Business Services, Inc.			386	22,994

Barry Callebaut AG (Switzerland)			24	32,360

Beacon Roofing Supply, Inc.(NON)			471	18,209

Blue Nile, Inc.(NON)			359	12,493

Boulder Brands, Inc.(NON)			451	7,947

Bright Horizons Family Solutions, Inc.(NON)			733	28,668

British American Tobacco (BAT) PLC (United Kingdom)			1,487	82,689

Britvic PLC (United Kingdom)			1,168	14,448

Calbee, Inc. (Japan)			3,200	75,521

Carrefour SA (France)			2,161	83,642

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			10,000	645

Colgate-Palmolive Co.			30,400	1,972,048

Core-Mark Holding Co., Inc.			417	30,274

CVS Caremark Corp.			31,100	2,328,146

Diageo PLC (United Kingdom)			2,132	66,147

Distribuidora Internacional de Alimentacion SA (Spain)			5,877	53,696

Geo Group, Inc. (The)(R)			343	11,058

Grand Canyon Education, Inc.(NON)			262	12,235

Hain Celestial Group, Inc. (The)(NON)			126	11,525

Heineken Holding NV (Netherlands)			1,060	68,437

Henkel AG & Co. KGaA (Preference) (Germany)			355	38,206

ITOCHU Corp. (Japan)			1,100	12,832

ITT Educational Services, Inc.(NON)			3,610	103,535

Japan Tobacco, Inc. (Japan)			5,600	175,595

Kao Corp. (Japan)			1,100	38,925

Kerry Group PLC Class A (Ireland)			817	62,366

Kforce, Inc.			1,654	35,263

Koninklijke Ahold NV (Netherlands)			3,171	63,688

Korn/Ferry International(NON)			879	26,168

Krispy Kreme Doughnuts, Inc.(NON)			1,170	20,744

L'Oreal SA (France)			753	124,173

Liberty Interactive Corp. Class A(NON)			12,800	369,536

Lindt & Spruengli AG (Switzerland)			24	118,962

Magnit OJSC (Russia)			101	23,282

ManpowerGroup, Inc.			2,600	204,958

MEIJI Holdings Co., Ltd. (Japan)			1,200	75,606

Molson Coors Brewing Co. Class B			2,400	141,264

MWI Veterinary Supply, Inc.(NON)			201	31,280

Nestle SA (Switzerland)			4,006	301,566

New Oriental Education & Technology Group, Inc. ADR (China)			600	17,610

On Assignment, Inc.(NON)			1,188	45,845

Overstock.com, Inc.(NON)			1,071	21,099

Papa John's International, Inc.			830	43,251

Philip Morris International, Inc.			145	11,871

Popeyes Louisiana Kitchen, Inc.(NON)			655	26,619

Procter & Gamble Co. (The)			2,124	171,194

Reckitt Benckiser Group PLC (United Kingdom)			735	59,883

Red Robin Gourmet Burgers, Inc.(NON)			220	15,770

RetailMeNot, Inc.(NON)			880	28,160

SABMiller PLC (United Kingdom)			980	48,933

Seven & I Holdings Co., Ltd. (Japan)			300	11,442

Shutterfly, Inc.(NON)			180	7,682

Spartan Stores, Inc.			827	19,195

Suedzucker AG (Germany)			1,686	48,022

TrueBlue, Inc.(NON)			3,326	97,319

Unilever PLC (United Kingdom)			1,235	52,729

United Natural Foods, Inc.(NON)			253	17,943

USANA Health Sciences, Inc.(NON)			209	15,746

WM Morrison Supermarkets PLC (United Kingdom)			1,646	5,845

Wolseley PLC (United Kingdom)			523	29,741

Woolworths, Ltd. (Australia)			1,285	42,585

				7,977,684
Energy (4.8%)

AMEC PLC (United Kingdom)			4,277	80,003

Baker Hughes, Inc.			7,400	481,148

BG Group PLC (United Kingdom)			5,453	101,592

BP PLC (United Kingdom)			22,689	181,565

Cabot Oil & Gas Corp.			7,700	260,876

Callon Petroleum Co.(NON)			4,884	40,879

Canadian Natural Resources, Ltd. (Canada)			882	33,804

Chevron Corp.			1,701	202,266

ConocoPhillips			16,248	1,143,047

Delek US Holdings, Inc.			1,673	48,584

Dril-Quip, Inc.(NON)			1,000	112,100

Exxon Mobil Corp.			10,204	996,727

Ezion Holdings, Ltd. (Singapore)			27,400	47,174

FutureFuel Corp.			2,640	53,592

Gulfport Energy Corp.(NON)			319	22,706

Halliburton Co.			317	18,668

Key Energy Services, Inc.(NON)			3,272	30,233

Kodiak Oil & Gas Corp.(NON)			1,975	23,977

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			2,494	249

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			2,494	249

Occidental Petroleum Corp.			11,895	1,133,475

Oceaneering International, Inc.			2,200	158,092

Oil States International, Inc.(NON)			1,300	128,180

PBF Energy, Inc. Class A			2,200	56,760

Petrofac, Ltd. (United Kingdom)			1,209	28,984

Phillips 66			9,724	749,331

Repsol YPF SA (Spain)			2,135	54,487

Rosetta Resources, Inc.(NON)			297	13,834

Royal Dutch Shell PLC Class A (United Kingdom)			4,489	163,971

Royal Dutch Shell PLC Class A (United Kingdom)			2,846	103,979

Royal Dutch Shell PLC Class B (United Kingdom)			3,292	128,453

Schlumberger, Ltd.			14,600	1,423,500

SPT Energy Group, Inc. (China)			28,000	13,822

Statoil ASA (Norway)			4,418	124,694

Stone Energy Corp.(NON)			949	39,830

Suncor Energy, Inc. (Canada)			1,334	46,590

Superior Energy Services, Inc.			4,400	135,344

Tesoro Corp.			2,900	146,711

Total SA (France)			2,427	159,153

Unit Corp.(NON)			460	30,075

Vaalco Energy, Inc.(NON)			2,570	21,974

Valero Energy Corp.			9,100	483,210

W&T Offshore, Inc.			832	14,402

Woodside Petroleum, Ltd. (Australia)			1,770	64,075

				9,302,365
Financials (10.3%)

Access National Corp.			790	12,806

ACE, Ltd.			323	31,996

Admiral Group PLC (United Kingdom)			290	6,904

AG Mortgage Investment Trust, Inc.(R)			476	8,335

Ageas (Belgium)			2,145	95,581

Agree Realty Corp.(R)			798	24,267

AIA Group, Ltd. (Hong Kong)			36,200	171,992

Allianz SE (Germany)			798	134,892

Allied World Assurance Co. Holdings AG			2,119	218,660

American Capital Agency Corp.(R)			7,500	161,175

American Equity Investment Life Holding Co.			1,874	44,264

American Financial Group, Inc.			3,444	198,753

American International Group, Inc.			600	30,006

Amtrust Financial Services, Inc.(S)			991	37,272

Aon PLC			11,100	935,508

Arlington Asset Investment Corp. Class A			546	14,458

ARMOUR Residential REIT, Inc.(R)			2,539	10,461

Ashford Hospitality Prime, Inc.(R)			598	9,042

Ashford Hospitality Trust, Inc.(R)			2,986	33,652

Assicurazioni Generali SpA (Italy)			4,546	101,332

Associated Banc-Corp.			14,900	269,094

Australia & New Zealand Banking Group, Ltd. (Australia)			3,979	122,287

AvalonBay Communities, Inc.(R)			2,500	328,300

AXA SA (France)			5,293	137,562

Axis Capital Holdings, Ltd.			5,200	238,420

Banca Popolare di Milano Scarl (Italy)(NON)			18,536	18,641

Banco Bilbao Vizcaya Argentaria SA (Right) (Spain)(NON)			6,674	1,563

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			6,674	80,157

Banco Espirito Santo SA (Portugal)(NON)(S)			20,882	39,096

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,786	47,168

Banco Santander SA (Spain)			10,458	99,714

Bank of Kentucky Financial Corp.			473	17,756

Bank of Yokohama, Ltd. (The) (Japan)			11,000	54,829

Barclays PLC (United Kingdom)			14,598	56,803

Bellway PLC (United Kingdom)			1,009	27,924

Beni Stabili SpA (Italy)(R)			15,559	13,397

Berkshire Hathaway, Inc. Class B(NON)			900	112,473

BNP Paribas SA (France)			1,614	124,495

BofI Holding, Inc.(NON)			508	43,561

Cardinal Financial Corp.			1,556	27,743

Carlyle Group LP (The) (Partnership shares)			633	22,244

CBL & Associates Properties, Inc.(R)			1,062	18,851

Challenger, Ltd. (Australia)			8,546	50,765

Chimera Investment Corp.(R)			20,500	62,730

China Pacific Insurance (Group) Co., Ltd. (China)			2,400	8,578

Citizens & Northern Corp.			1,005	19,809

City National Corp.			3,700	291,264

CNO Financial Group, Inc.			1,983	35,892

Commonwealth Bank of Australia (Australia)			2,925	210,556

CoreLogic, Inc.(NON)			11,500	345,460

Credicorp, Ltd. (Peru)			159	21,929

Credit Acceptance Corp.(NON)			238	33,832

Credit Agricole SA (France)(NON)			7,217	113,792

Credit Saison Co., Ltd. (Japan)			2,300	45,678

Credit Suisse Group AG (Switzerland)			1,475	47,701

CYS Investments, Inc.(R)			1,516	12,522

DBS Group Holdings, Ltd. (Singapore)			5,000	64,372

Deutsche Bank AG (Germany)			1,726	77,220

Dexus Property Group (Australia)(R)			64,188	63,110

DFC Global Corp.(NON)			1,579	13,943

Discover Financial Services			14,900	867,031

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			9,419	15,745

East West Bancorp, Inc.			546	19,929

Education Realty Trust, Inc.(R)			4,223	41,681

Encore Capital Group, Inc.(NON)			1,060	48,442

EPR Properties(R)(S)			449	23,972

Erste Group Bank AG (Czech Republic)			1,195	40,828

Eurazeo SA (France)			256	23,002

Federal Agricultural Mortgage Corp. Class C			604	20,083

Federal Realty Investment Trust(R)			1,300	149,136

Financial Institutions, Inc.			1,039	23,918

First Community Bancshares Inc.			984	16,098

First Industrial Realty Trust(R)			955	18,451

First Niagara Financial Group, Inc.			26,600	251,370

FirstMerit Corp.			1,220	25,413

Flushing Financial Corp.			1,013	21,344

Genworth Financial, Inc. Class A(NON)			6,032	106,947

Glimcher Realty Trust(R)			1,866	18,716

Goldman Sachs Group, Inc. (The)			8,600	1,409,110

GPT Group (Australia)(R)			19,429	65,957

Grupo Financiero Banorte SAB de CV (Mexico)			3,500	23,669

Hammerson PLC (United Kingdom)(R)			4,867	44,952

Hang Seng Bank, Ltd. (Hong Kong)			4,400	70,193

Hanmi Financial Corp.			2,053	47,835

Heartland Financial USA, Inc.			699	18,866

Heritage Financial Group, Inc.			868	17,056

HFF, Inc. Class A			2,642	88,798

Hibernia REIT PLC (Ireland)(NON)(R)			39,176	57,101

Hongkong Land Holdings, Ltd. (Hong Kong)			2,000	12,935

HSBC Holdings PLC (United Kingdom)			23,483	237,834

ING Groep NV GDR (Netherlands)(NON)			4,668	66,077

Insurance Australia Group, Ltd. (Australia)			17,002	87,993

Intact Financial Corp. (Canada)			272	16,928

Invesco Mortgage Capital, Inc.(R)			767	12,632

Investor AB Class B (Sweden)			2,001	72,406

Investors Real Estate Trust(R)			2,162	19,415

iStar Financial, Inc.(NON)(R)			1,811	26,730

Joyo Bank, Ltd. (The) (Japan)			11,000	54,763

JPMorgan Chase & Co.			35,443	2,151,745

KeyCorp			19,100	271,984

Kilroy Realty Corp.(R)(S)			1,500	87,870

KKR & Co. LP			1,000	22,840

Legal & General Group PLC (United Kingdom)			19,582	66,827

Lexington Realty Trust(R)(S)			4,189	45,702

Lloyds Banking Group PLC (United Kingdom)(NON)			143,030	178,005

LTC Properties, Inc.(R)			1,120	42,146

Maiden Holdings, Ltd. (Bermuda)			1,716	21,416

MainSource Financial Group, Inc.			1,542	26,368

Metro Bank PLC (acquired 01/15/14, cost $19,115) (Private) (United Kingdom)(F)(RES)(NON)			898	18,951

MFA Financial, Inc.(R)			2,547	19,739

MicroFinancial, Inc.			1,147	9,027

Mitsubishi Estate Co., Ltd. (Japan)			2,000	47,596

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			14,100	77,348

MS&AD Insurance Group Holdings (Japan)			300	6,860

Muenchener Rueckversicherungs AG (Germany)			250	54,624

National Australia Bank, Ltd. (Australia)			2,376	78,307

National Health Investors, Inc.(R)(S)			624	37,727

Natixis (France)			5,981	43,926

Nelnet, Inc. Class A			927	37,914

Oberoi Realty, Ltd. (India)(NON)			1,996	7,222

Ocwen Financial Corp.(NON)			548	21,471

OFG Bancorp (Puerto Rico)			938	16,124

One Liberty Properties, Inc.(R)			1,046	22,301

Pacific Premier Bancorp, Inc.(NON)			957	15,446

PacWest Bancorp			818	35,182

Peoples Bancorp, Inc.			958	23,691

Performant Financial Corp.(NON)			1,964	17,774

Persimmon PLC (United Kingdom)			1,584	35,545

PHH Corp.(NON)			826	21,344

PNC Financial Services Group, Inc.			14,000	1,218,000

Popular, Inc. (Puerto Rico)(NON)			808	25,040

Portfolio Recovery Associates, Inc.(NON)			1,018	58,901

ProAssurance Corp.			627	27,920

Protective Life Corp.			804	42,282

Prudential PLC (United Kingdom)			7,821	165,397

PS Business Parks, Inc.(R)			609	50,925

Public Storage(R)			2,700	454,923

Ramco-Gershenson Properties Trust(R)			1,209	19,707

Rayonier, Inc.(R)			2,400	110,184

Regus PLC (United Kingdom)			13,970	51,331

Republic Bancorp, Inc. Class A			625	14,125

Resona Holdings, Inc. (Japan)			21,400	103,297

SCOR SE (France)			575	20,121

Sekisui House, Ltd. (Japan)			900	11,151

Select Income REIT(R)			780	23,611

Shopping Centres Australasia Property Group (Australia)(R)			10,636	16,380

Simon Property Group, Inc.(R)			5,900	967,600

Skandinaviska Enskilda Banken AB (Sweden)(S)			5,939	81,529

Sovran Self Storage, Inc.(R)			197	14,470

St James's Place PLC (United Kingdom)			3,890	53,503

Starwood Property Trust, Inc.(R)			597	14,083

Starwood Waypoint Residential Trust(NON)(R)			119	3,426

State Street Corp.			12,400	862,420

Stewart Information Services Corp.			1,386	48,690

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,300	140,667

Summit Hotel Properties, Inc.(R)			2,697	25,028

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	12,262

Surya Semesta Internusa Tbk PT (Indonesia)			330,800	28,134

Swedbank AB Class A (Sweden)(S)			2,843	76,299

Symetra Financial Corp.			1,700	33,694

Third Point Reinsurance, Ltd. (Bermuda)(NON)			1,758	27,864

Tokio Marine Holdings, Inc. (Japan)			300	8,994

Tokyu Fudosan Holdings Corp. (Japan)(NON)			10,600	78,896

Travelers Cos., Inc. (The)			10,600	902,060

UBS AG (Switzerland)			6,527	134,815

UniCredit SpA (Italy)			8,362	76,377

United Community Banks, Inc.(NON)			1,012	19,643

Universal Health Realty Income Trust(R)			264	11,151

Visa, Inc. Class A			72	15,542

WageWorks, Inc.(NON)			622	34,900

Wells Fargo & Co.			2,485	123,604

Westfield Group (Australia)			4,695	44,650

Westpac Banking Corp. (Australia)			2,623	84,122

Wheelock and Co., Ltd. (Hong Kong)			17,000	66,560

WP Carey, Inc.(R)(S)			1,100	66,077

				19,919,320
Health care (7.1%)

Abaxis, Inc.(NON)			221	8,592

AbbVie, Inc.			12,100	621,940

ACADIA Pharmaceuticals, Inc.(NON)			702	17,080

Accuray, Inc.(NON)			1,926	18,490

Actavis PLC(NON)			200	41,170

Actelion, Ltd. (Switzerland)			876	82,938

Aegerion Pharmaceuticals, Inc.(NON)(S)			543	25,043

Aetna, Inc.			9,600	719,712

Alere, Inc.(NON)(S)			1,070	36,755

Align Technology, Inc.(NON)			328	16,987

Alkermes PLC(NON)			589	25,969

Amedisys, Inc.(NON)(S)			906	13,490

AmSurg Corp.(NON)			674	31,732

Antares Pharma, Inc.(NON)			3,441	12,044

Ariad Pharmaceuticals, Inc.(NON)(S)			4,139	33,360

Array BioPharma, Inc.(NON)			1,982	9,315

Astellas Pharma, Inc. (Japan)			5,500	65,156

AstraZeneca PLC (United Kingdom)			3,197	206,613

athenahealth, Inc.(NON)			93	14,902

AtriCure, Inc.(NON)			848	15,951

Auxilium Pharmaceuticals, Inc.(NON)			983	26,718

Bayer AG (Germany)			1,603	216,818

Biospecifics Technologies Corp.(NON)			370	9,590

Cardinal Health, Inc.			8,600	601,828

Celgene Corp.(NON)			3,200	446,720

Celldex Therapeutics, Inc.(NON)			284	5,018

Centene Corp.(NON)			193	12,014

Chemed Corp.			739	66,104

Coloplast A/S Class B (Denmark)			1,562	126,387

Community Health Systems, Inc.(NON)			961	37,642

Computer Programs & Systems, Inc.			165	10,659

Conatus Pharmaceuticals, Inc.(NON)			290	2,359

Conmed Corp.			1,356	58,918

Cubist Pharmaceuticals, Inc.(NON)			859	62,836

Cyberonics, Inc.(NON)			202	13,181

DexCom, Inc.(NON)			282	11,664

Eli Lilly & Co.			7,663	451,044

Enanta Pharmaceuticals, Inc.(NON)			267	10,677

Endo International PLC(NON)			267	18,330

GlaxoSmithKline PLC (United Kingdom)			6,382	169,332

Globus Medical, Inc. Class A(NON)			843	22,415

Greatbatch, Inc.(NON)			1,666	76,503

Grifols SA ADR (Spain)			956	39,483

Haemonetics Corp.(NON)			234	7,626

Hanger, Inc.(NON)			1,038	34,960

Health Net, Inc.(NON)			2,711	92,201

HealthSouth Corp.			220	7,905

Hill-Rom Holdings, Inc.			970	37,384

Hisamitsu Pharmaceutical Co., Inc. (Japan)			900	40,591

Impax Laboratories, Inc.(NON)			1,242	32,814

Insulet Corp.(NON)			503	23,852

Insys Therapeutics, Inc.(NON)			1,159	48,017

Intercept Pharmaceuticals, Inc.(NON)			52	17,149

InterMune, Inc.(NON)			950	31,797

Intuitive Surgical, Inc.(NON)			1,000	437,990

Isis Pharmaceuticals, Inc.(NON)			315	13,611

Jazz Pharmaceuticals PLC(NON)			1,787	247,821

Johnson & Johnson			19,710	1,936,113

Kindred Healthcare, Inc.			1,273	29,814

Lexicon Pharmaceuticals, Inc.(NON)			2,691	4,655

McKesson Corp.			5,600	988,792

MedAssets, Inc.(NON)			1,772	43,786

Medicines Co. (The)(NON)			1,379	39,191

Merck & Co., Inc.			22,818	1,295,378

Merrimack Pharmaceuticals, Inc.(NON)			2,887	14,550

Nanosphere, Inc.(NON)			4,701	10,107

Nektar Therapeutics(NON)			1,358	16,459

NewLink Genetics Corp.(NON)			254	7,214

Novartis AG (Switzerland)			1,562	132,515

Novo Nordisk A/S Class B (Denmark)			2,128	96,910

NPS Pharmaceuticals, Inc.(NON)			671	20,083

NxStage Medical, Inc.(NON)			914	11,644

Omega Healthcare Investors, Inc.(R)(S)			533	17,866

OraSure Technologies, Inc.(NON)			3,012	24,006

Orion OYJ Class B (Finland)			2,211	66,737

Pfizer, Inc.			50,423	1,619,587

Prestige Brands Holdings, Inc.(NON)			1,019	27,768

Providence Service Corp. (The)(NON)			1,624	45,927

Questcor Pharmaceuticals, Inc.(S)			691	44,867

Receptos, Inc.(NON)			384	16,105

Repligen Corp.(NON)			961	12,358

Retrophin, Inc.(NON)			802	17,059

Roche Holding AG-Genusschein (Switzerland)			710	212,827

Salix Pharmaceuticals, Ltd.(NON)			803	83,199

Sanofi (France)			2,505	261,173

Sequenom, Inc.(NON)(S)			3,116	7,634

Shire PLC (United Kingdom)			725	35,596

SIGA Technologies, Inc.(NON)			4,292	13,305

STAAR Surgical Co.(NON)			2,408	45,270

Stada Arzneimittel AG (Germany)			234	10,014

Steris Corp.			435	20,771

Sucampo Pharmaceuticals, Inc. Class A(NON)			1,340	9,581

Sunesis Pharmaceuticals, Inc.(NON)			1,190	7,866

Suzuken Co., Ltd. (Japan)			700	27,052

Takeda Pharmaceutical Co., Ltd. (Japan)			1,000	47,341

Thoratec Corp.(NON)			355	12,713

Threshold Pharmaceuticals, Inc.(NON)			2,208	10,510

Trevena, Inc.(NON)			1,102	8,662

Trinity Biotech PLC ADR (Ireland)			760	18,415

Triple-S Management Corp. Class B (Puerto Rico)(NON)			531	8,570

VCA Antech, Inc.(NON)			2,300	74,129

WellCare Health Plans, Inc.(NON)			835	53,039

WellPoint, Inc.			7,600	756,580

				13,850,935
Technology (9.4%)

Activision Blizzard, Inc.			25,100	513,044

Actuate Corp.(NON)			3,949	23,773

Acxiom Corp.(NON)			1,737	59,744

Advanced Energy Industries, Inc.(NON)			697	17,077

Agilent Technologies, Inc.			2,900	162,168

Alcatel-Lucent (France)(NON)			4,388	17,301

Amber Road, Inc.(NON)			349	5,375

Anixter International, Inc.			652	66,191

AOL, Inc.(NON)			9,200	402,684

Apple, Inc.			3,872	2,078,257

ASML Holding NV (Netherlands)			922	85,395

Aspen Technology, Inc.(NON)			799	33,846

ASUSTeK Computer, Inc. (Taiwan)			1,000	9,883

AVG Technologies NV (Netherlands)(NON)			831	17,418

Baidu, Inc. ADR (China)(NON)			100	15,238

Bottomline Technologies, Inc.(NON)			303	10,650

Brightcove, Inc.(NON)			1,419	13,949

Broadcom Corp. Class A			29,100	916,068

Brocade Communications Systems, Inc.(NON)			36,600	388,326

CA, Inc.			15,500	480,035

CACI International, Inc. Class A(NON)			140	10,332

Cadence Design Systems, Inc.(NON)			30,300	470,862

Calix, Inc.(NON)			750	6,323

Cap Gemini (France)			1,169	88,495

Cavium, Inc.(NON)			245	10,714

Ceva, Inc.(NON)			1,307	22,951

Cirrus Logic, Inc.(NON)			704	13,988

Commvault Systems, Inc.(NON)			317	20,589

Cornerstone OnDemand, Inc.(NON)			558	26,711

CSG Systems International, Inc.			363	9,453

EMC Corp.			46,400	1,271,824

EnerSys			1,094	75,803

Entegris, Inc.(NON)			2,385	28,882

F5 Networks, Inc.(NON)			5,200	554,476

Fairchild Semiconductor International, Inc.(NON)			889	12,259

FEI Co.			277	28,537

Fortinet, Inc.(NON)			22,100	486,863

Freescale Semiconductor, Ltd.(NON)(S)			1,113	27,168

GenMark Diagnostics, Inc.(NON)			3,264	32,444

Gentex Corp.			5,500	173,415

Google, Inc. Class A(NON)			410	456,949

GT Advanced Technologies, Inc.(NON)			550	9,378

Iliad SA (France)			71	20,472

inContact, Inc.(NON)			1,243	11,933

Infoblox, Inc.(NON)			491	9,849

Inotera Memories, Inc. (Taiwan)(NON)			31,000	24,334

Integrated Silicon Solutions, Inc.(NON)			2,949	45,857

Internet Initiative Japan, Inc. (Japan)			1,000	24,096

IntraLinks Holdings, Inc.(NON)			2,413	24,685

Keyence Corp. (Japan)			300	123,419

Konica Minolta Holdings, Inc. (Japan)			12,000	111,763

L-3 Communications Holdings, Inc.			2,900	342,635

Lexmark International, Inc. Class A			503	23,284

Magnachip Semiconductor Corp. (South Korea)(NON)			601	8,378

Manhattan Associates, Inc.(NON)			1,673	58,605

Marvell Technology Group, Ltd.			27,600	434,700

Mellanox Technologies, Ltd. (Israel)(NON)			346	13,539

Mentor Graphics Corp.			2,664	58,661

Microsemi Corp.(NON)			568	14,217

Microsoft Corp.			43,411	1,779,417

MTS Systems Corp.			225	15,410

NetApp, Inc.			17,700	653,130

Netscout Systems, Inc.(NON)			585	21,984

NIC, Inc.			621	11,992

Nomura Research Institute, Ltd. (Japan)			1,600	50,435

NTT Data Corp. (Japan)			900	34,944

NXP Semiconductor NV(NON)			128	7,528

Omnivision Technologies, Inc.(NON)(S)			1,705	30,179

Omron Corp. (Japan)			2,700	111,126

Oracle Corp.			46,082	1,885,215

Pegatron Corp. (Taiwan)			8,000	11,953

Perficient, Inc.(NON)			1,273	23,067

Photronics, Inc.(NON)			2,300	19,619

Plantronics, Inc.			198	8,801

Proofpoint, Inc.(NON)			377	13,979

PTC, Inc.(NON)			738	26,147

QLIK Technologies, Inc.(NON)			241	6,408

Quantum Corp.(NON)			11,982	14,618

RF Micro Devices, Inc.(NON)			7,746	61,038

Rockwell Automation, Inc.			4,300	535,565

Rovi Corp.(NON)			1,253	28,543

Safeguard Scientifics, Inc.(NON)			1,289	28,590

Samsung Electronics Co., Ltd. (South Korea)			16	20,233

SAP AG (Germany)			497	40,232

Sartorius AG (Preference) (Germany)			233	31,836

SciQuest, Inc.(NON)			398	10,752

Semtech Corp.(NON)			600	15,204

Silicon Graphics International Corp.(NON)			648	7,957

Silicon Image, Inc.(NON)			3,736	25,778

SoftBank Corp. (Japan)			2,300	173,465

SolarWinds, Inc.(NON)			1,066	45,444

Sparton Corp.(NON)			838	24,537

SS&C Technologies Holdings, Inc.(NON)			497	19,890

Symantec Corp.			25,800	515,226

Synaptics, Inc.(NON)(S)			573	34,391

Tech Data Corp.(NON)			696	42,428

Tencent Holdings, Ltd. (China)			600	41,776

Tokyo Electron, Ltd. (Japan)			1,200	73,674

Toshiba Corp. (Japan)			4,000	16,907

Tyler Technologies, Inc.(NON)			400	33,472

Ultimate Software Group, Inc.(NON)			278	38,086

Ultra Clean Holdings, Inc.(NON)			2,202	28,956

Unisys Corp.(NON)			982	29,912

United Internet AG (Germany)			1,476	69,309

VeriFone Systems, Inc.(NON)			1,105	37,371

Verint Systems, Inc.(NON)			491	23,043

Vocus, Inc.(NON)			1,351	18,009

Western Digital Corp.			10,700	982,474

XO Group, Inc.(NON)			1,544	15,656

Yandex NV Class A (Russia)(NON)			741	22,371

Zynga, Inc. Class A(NON)			2,759	11,864

				18,335,206
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)			3,765	37,123

Aeroflot - Russian Airlines OJSC (Russia)(NON)			11,568	18,173

Alaska Air Group, Inc.			2,400	223,944

Central Japan Railway Co. (Japan)			1,000	117,174

China Southern Airlines Co., Ltd. (China)			44,000	14,295

ComfortDelgro Corp., Ltd. (Singapore)			34,000	53,712

Copa Holdings SA Class A (Panama)			77	11,180

Delta Air Lines, Inc.			26,300	911,295

Deutsche Post AG (Germany)			2,546	94,597

Diana Shipping, Inc. (Greece)(NON)			1,642	19,688

Hawaiian Holdings, Inc.(NON)(S)			2,595	36,226

International Consolidated Airlines Group SA (Spain)(NON)			13,939	97,167

Japan Airlines Co., Ltd. (Japan)(UR)			1,400	68,823

Jaypee Infratech, Ltd. (India)(NON)			14,618	5,185

Matson, Inc.			355	8,765

Quality Distribution, Inc.(NON)			4,924	63,963

Republic Airways Holdings, Inc.(NON)			1,989	18,179

SkyWest, Inc.			1,351	17,239

Southwest Airlines Co.			22,500	531,225

Spirit Airlines, Inc.(NON)			1,357	80,606

StealthGas, Inc. (Greece)(NON)			6,136	69,766

Swift Transportation Co.(NON)			3,310	81,923

Universal Truckload Services, Inc.			118	3,410

XPO Logistics, Inc.(NON)			969	28,498

Yamato Transport Co., Ltd. (Japan)			2,400	51,671

				2,663,827
Utilities and power (1.7%)

Beijing Enterprises Water Group, Ltd. (China)			52,000	36,403

Centrica PLC (United Kingdom)			19,797	108,816

China Resources Gas Group, Ltd. (China)			6,000	19,122

Chubu Electric Power Co., Inc. (Japan)			1,000	11,749

CMS Energy Corp.			8,100	237,168

Edison International			9,900	560,439

Enel SpA (Italy)			15,258	86,351

ENI SpA (Italy)			5,406	135,620

Entergy Corp.			5,400	360,990

GDF Suez (France)			3,172	86,786

Origin Energy, Ltd. (Australia)			3,518	46,646

PG&E Corp.			13,400	578,880

PPL Corp.			19,200	636,288

Red Electrica Corporacion SA (Spain)			1,521	123,629

Tokyo Gas Co., Ltd. (Japan)			12,000	60,844

UGI Corp.(S)			3,400	155,074

United Utilities Group PLC (United Kingdom)			5,460	71,729

Veolia Environnement (France)			2,200	43,523

				3,360,057

Total common stocks (cost $87,305,743)				$110,303,488

CORPORATE BONDS AND NOTES (21.7%)(a)
			Principal amount	Value

Basic materials (1.3%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$13,000	$13,949

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	15,833

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			160,000	202,600

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			15,000	15,506

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			128,000	144,787

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			82,000	80,565

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			27,000	29,025

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	32,100

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			20,000	19,700

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			50,000	53,750

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			11,000	11,382

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			8,000	8,267

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			18,000	21,401

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			25,000	26,813

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			35,000	33,397

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			50,000	64,022

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	99,602

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			10,000	9,925

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			10,000	9,978

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			60,000	63,300

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			10,000	10,175

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			35,000	38,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			55,000	57,888

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			20,000	21,550

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			10,000	10,013

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			45,000	49,106

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			20,000	23,800

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			25,000	25,875

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			10,000	9,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			30,000	31,200

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			35,000	39,200

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			10,000	10,975

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			40,000	40,250

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			20,000	17,800

International Paper Co. sr. unsec. notes 7.95s, 2018			175,000	214,033

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			55,000	63,525

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	44,300

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	64,589

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	5,996

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			3,000	3,217

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			2,000	2,160

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	26,313

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			20,000	20,368

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	39,113

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			45,000	46,795

PQ Corp. 144A sr. notes 8 3/4s, 2018			35,000	38,238

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			130,000	130,243

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	80,651

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			41,000	43,898

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	40,860

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			30,000	33,525

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			30,000	32,363

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			25,000	27,563

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			25,000	25,188

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			5,000	5,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			5,000	5,438

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			10,000	10,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			5,000	5,088

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			45,000	50,738

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			10,000	10,700

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	25,688

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			5,000	5,313

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			20,000	19,900

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			65,000	79,774

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			60,000	77,121

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			35,000	38,534

				2,659,891
Capital goods (1.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			60,000	65,250

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			65,000	75,156

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			10,000	10,963

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			30,000	30,863

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			40,000	46,450

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			25,000	26,438

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			40,000	42,100

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	44,760

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			20,000	20,200

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			20,000	22,300

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			45,000	49,950

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			130,000	149,289

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			60,000	57,300

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			85,000	81,267

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			125,000	132,500

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			35,000	26,600

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	52,708

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	27,708

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	36,050

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			20,000	21,150

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			129,000	171,316

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			15,000	15,975

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			55,000	53,900

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			20,000	20,350

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			35,000	38,063

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			30,000	31,800

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	21,328

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			20,000	20,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	111,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			30,000	32,925

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,875

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			50,000	53,500

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			36,000	38,610

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			15,000	15,900

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			10,000	11,075

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			45,000	48,263

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			30,000	29,550

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	122,037

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			15,000	14,973

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			10,000	10,550

				1,892,692
Communication services (2.2%)

Adelphia Communications Corp. escrow bonds zero %, 2014			55,000	385

American Tower Corp. sr. unsec. notes 7s, 2017(R)			75,000	87,121

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			130,000	131,125

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			80,000	95,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			15,000	17,494

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			20,000	22,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			30,000	31,800

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			15,000	14,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			25,000	27,344

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			25,000	26,719

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			15,000	14,513

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			40,000	42,300

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			30,000	31,838

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			10,000	10,513

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			130,000	148,421

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			114,000	148,081

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			17,000	21,082

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			15,000	15,956

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			30,000	30,488

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	16,264

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			25,000	27,938

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			73,000	105,351

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			75,000	88,688

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			30,000	33,600

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,450

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			45,000	49,388

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			50,000	56,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			15,000	15,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			35,000	38,413

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			70,000	74,200

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			80,000	84,200

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	40,438

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			35,000	39,244

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			10,000	10,975

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			35,000	37,931

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			10,000	10,550

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			20,000	21,800

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			25,000	16,938

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	47,673

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			40,000	43,900

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			25,000	25,063

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			115,000	128,409

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			25,000	27,616

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	79,568

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			3,000	3,184

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			10,000	10,475

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			42,000	40,715

Sprint Capital Corp. company guaranty 6 7/8s, 2028			170,000	164,900

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			35,000	41,169

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			20,000	21,750

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			80,000	97,800

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			65,000	71,500

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			35,000	38,150

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			5,000	5,363

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			15,000	16,106

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			45,000	47,813

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			15,000	16,050

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			40,000	42,450

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	36,619

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	82,112

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			150,000	153,629

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			6,000	7,496

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			25,000	29,631

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			156,000	214,981

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			4,000	5,230

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			350,000	414,070

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			20,000	21,682

Verizon Communications, Inc. sr. unsec. unsub. notes 2.55s, 2019			130,000	130,487

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	55,639

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	62,979

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			40,000	40,100

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			128,000	126,580

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			50,000	56,750

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			100,000	105,375

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	74,588

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			30,000	32,250

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			20,000	19,500

				4,335,575
Consumer cyclicals (3.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			50,000	61,750

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			85,000	117,857

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	5,450

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			128,000	126,734

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			40,000	46,100

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2022			20,000	20,350

American Media, Inc. 144A notes 13 1/2s, 2018			3,167	3,420

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			15,000	17,288

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			30,000	32,625

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			20,000	22,200

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			15,000	15,675

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			35,000	35,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			10,000	9,663

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			45,000	47,925

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			20,000	20,657

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			40,000	43,100

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			15,000	16,088

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			15,000	16,275

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			35,000	39,069

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			27,000	24,233

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			60,000	57,750

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	75,401

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			30,000	30,750

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			30,000	31,950

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			5,000	5,339

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			25,000	25,313

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			12,000	12,090

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			20,000	20,150

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			55,000	58,438

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			5,000	5,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			10,000	9,613

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			5,000	5,544

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			45,000	46,969

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			60,000	63,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			40,000	43,200

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			30,000	32,063

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			25,000	24,563

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			30,000	31,950

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			30,000	31,238

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			45,000	48,038

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			20,000	18,880

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			40,000	46,000

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	99,606

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			29,000	30,160

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			60,000	64,425

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			10,000	10,125

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	28,123

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	51,856

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			300,000	378,450

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			20,000	20,575

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			25,000	26,250

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			40,000	42,709

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			39,000	39,341

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			56,000	56,734

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			20,000	21,275

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			35,000	35,919

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			40,000	41,050

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			45,000	48,825

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	55,000	52,543

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$45,000	39,263

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	38,238

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			40,000	54,566

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			65,000	70,815

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	35,025

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			14,000	15,233

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			30,000	32,400

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			15,000	14,251

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			50,000	51,188

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			25,000	27,031

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			15,000	15,225

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			25,000	27,156

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			35,000	37,581

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			40,000	44,400

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	15,638

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			45,000	46,688

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			10,000	11,260

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			25,000	27,188

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			45,000	50,625

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			15,000	15,863

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			30,000	31,800

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			15,000	15,375

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			40,000	42,600

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			45,000	43,763

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			15,000	15,263

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	70,119

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			45,000	54,617

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			45,000	46,275

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			95,000	86,840

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			20,000	20,624

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			135,000	137,578

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			50,000	55,188

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			40,000	40,500

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			35,000	39,944

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			15,000	16,388

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			25,000	27,719

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			20,000	23,950

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			20,000	23,150

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	10,975

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			106,052	119,839

Navistar International Corp. sr. notes 8 1/4s, 2021			54,000	55,148

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			25,000	27,625

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			20,000	21,975

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			45,000	45,169

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			15,000	16,125

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			20,000	20,900

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			15,000	15,113

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			50,000	54,875

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			25,000	27,938

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			20,000	19,763

Owens Corning company guaranty sr. unsec. notes 9s, 2019			19,000	23,538

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			45,000	44,213

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			30,000	31,350

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			25,000	26,938

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			20,000	20,500

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			50,000	58,125

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			20,000	22,350

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes 7 7/8s, 2018			5,000	5,450

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			15,000	16,181

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			10,000	11,125

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			30,000	30,300

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			5,000	5,150

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			32,000	35,040

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			50,000	52,750

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			55,000	61,256

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			35,000	38,719

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			25,000	26,000

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			15,000	14,888

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			15,000	15,188

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			30,000	31,650

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			10,000	10,300

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			55,000	55,413

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,413

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			35,000	37,931

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			30,000	31,950

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			15,000	14,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			7,000	7,718

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	14,813

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			15,000	15,150

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			40,000	44,100

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			10,000	10,328

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			20,000	22,000

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			130,000	128,811

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			10,000	10,200

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			31,787	33,535

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			10,000	10,250

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			25,000	25,125

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			40,000	44,300

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	183,866

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	10,908

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	29,872

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	10,110

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			130,000	128,663

				5,845,678
Consumer staples (1.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			50,000	46,750

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			15,300	15,530

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			24,000	24,062

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			12,000	15,751

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,639

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	89,148

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			130,000	127,948

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			60,000	68,879

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			45,000	48,938

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	17,250

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			35,000	35,263

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			20,000	19,800

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,936

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			41,000	43,317

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			30,000	32,738

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	60,190

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			15,000	15,525

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			10,000	9,375

Claire's Stores, Inc. 144A sr. notes 9s, 2019			45,000	46,744

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			81,000	92,556

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			10,000	9,775

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			60,000	67,650

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			20,000	22,100

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			30,000	28,950

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			10,000	9,875

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018			130,000	130,103

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			49,783	50,891

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			50,000	53,500

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			50,000	55,000

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			10,000	10,364

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			29,000	29,195

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			40,000	52,949

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			45,000	49,050

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			65,000	69,875

Erac USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			45,000	56,595

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			45,000	44,269

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			15,000	15,975

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			35,000	37,450

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			15,000	15,994

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			15,000	16,425

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			10,000	10,625

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			5,000	5,325

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			70,000	87,560

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			10,000	10,472

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			27,000	30,992

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			10,000	10,700

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			75,000	82,594

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			48,000	52,380

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			51,000	64,016

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	69,164

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			50,000	52,195

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	72,806

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			129,000	128,666

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	5,375

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			25,000	25,625

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			45,000	45,225

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			35,000	39,944

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			15,000	16,650

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			30,000	32,400

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			10,000	10,375

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			5,000	5,200

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			80,000	88,354

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			25,000	28,063

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			5,000	5,038

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			35,000	37,100

Walgreen Co. sr. unsec. unsub. notes 1.8s, 2017			97,000	97,652

				2,757,820
Energy (2.7%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			15,000	15,975

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			15,000	16,144

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			55,000	55,344

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			30,000	22,650

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			85,000	108,227

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			26,000	28,919

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			10,000	11,828

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			30,000	35,805

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			25,000	25,375

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	5,272

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			44,000	44,380

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			40,000	42,600

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			20,000	21,500

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			35,000	38,588

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	151,968

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			130,000	132,027

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			25,000	26,250

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			235,000	264,489

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	69,713

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			35,000	39,813

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	38,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			10,000	10,588

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			40,000	41,500

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			128,000	126,880

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			45,000	49,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			20,000	20,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			20,000	20,850

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			15,000	12,000

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			130,000	128,462

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			55,000	59,744

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			50,000	52,188

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			70,000	73,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			55,000	59,950

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			10,000	10,700

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			20,000	20,100

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			25,000	24,593

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			30,000	31,800

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			70,000	72,450

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			45,000	48,938

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			10,000	10,775

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			85,000	88,188

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			10,000	10,175

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			15,000	16,313

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	37,920

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			30,000	32,625

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	12,981

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			50,000	52,563

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			60,000	66,525

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			5,000	5,119

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			65,000	65,000

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2019			75,000	78,188

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			20,000	1

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	30,270

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			30,000	31,575

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			20,000	20,700

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			45,000	35,100

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			100,000	94,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			35,000	37,275

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	91,696

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			20,000	21,700

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			30,000	32,475

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			40,000	42,611

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			30,000	30,525

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			30,000	33,600

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			30,000	31,463

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			75,000	79,575

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			250,000	239,010

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			80,000	86,540

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			80,000	82,463

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			130,000	135,613

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			158,000	174,590

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			20,000	21,600

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			15,000	15,300

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			55,000	57,819

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			20,000	20,450

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			100,000	110,500

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			15,000	15,750

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			85,000	92,650

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			15,000	16,013

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			30,000	32,860

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			35,000	37,888

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			95,000	98,160

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			140,000	156,423

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			20,000	21,400

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			15,000	16,200

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			5,000	5,344

Spectra Energy Capital, LLC sr. notes 8s, 2019			45,000	55,186

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	44,102

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			10,000	10,091

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			128,000	129,259

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			10,000	10,700

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	31,800

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	17,437

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017			25,000	28,288

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			70,000	105,999

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			70,000	75,163

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,244

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			7,000	8,317

Williams Partners LP sr. unsec. notes 5.4s, 2044			15,000	15,323

Williams Partners LP sr. unsec. notes 4.3s, 2024			15,000	15,030

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			15,000	15,375

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			55,000	58,850

				5,208,635
Financials (5.6%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017			140,000	140,186

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. FRN notes 1.819s, 2014 (United Kingdom)			50,000	50,051

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			200,000	214,818

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			90,000	115,673

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	97,364

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			35,000	39,069

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			25,000	26,438

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			25,000	30,125

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	23,775

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	35,775

American Express Co. sr. unsec. notes 7s, 2018			83,000	98,444

American Express Co. sr. unsec. notes 6.15s, 2017			49,000	56,479

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			76,000	99,845

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			149,000	170,497

American International Group, Inc. sr. unsec. unsub. notes 3.8s, 2017			130,000	139,087

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			50,000	49,980

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			135,000	160,691

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			85,000	89,356

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			128,000	127,760

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			128,000	132,562

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	106,941

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			130,000	128,677

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			95,000	94,525

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			22,000	26,189

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			40,000	41,283

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			29,000	27,673

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 1.6s, 2017			136,000	137,663

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			140,000	139,782

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,929

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			75,000	76,969

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	69,879

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			15,000	16,013

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			95,000	97,755

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			15,000	15,019

CIT Group, Inc. sr. unsec. notes 5s, 2023			20,000	20,450

CIT Group, Inc. sr. unsec. notes 5s, 2022			35,000	36,313

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			30,000	32,175

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			25,000	26,875

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			15,000	15,164

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			50,000	55,938

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			35,000	37,713

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			3,000	3,822

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			130,000	140,404

Citigroup, Inc. sub. notes 5s, 2014			71,000	72,375

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			25,000	21,125

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			116,000	122,981

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			25,000	26,000

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			50,000	62,101

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			128,000	145,712

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			57,000	65,154

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			65,000	70,688

EPR Properties unsec. notes 5 1/4s, 2023(R)			65,000	65,832

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			20,000	18,400

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			135,000	138,127

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			135,000	148,500

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			205,000	263,575

General Electric Capital Corp. sr. unsec. notes Ser. GMTN, 3.1s, 2023			5,000	4,893

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			129,000	143,993

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			95,000	115,747

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	205,564

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			130,000	130,864

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			24,000	27,322

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	39,045

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			40,000	41,492

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			70,000	66,899

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			70,000	68,619

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			60,000	66,733

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			40,000	42,700

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			100,000	103,875

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			146,000	170,373

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			100,000	101,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			60,000	63,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			35,000	35,525

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			235,000	248,607

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			10,000	11,050

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			30,000	31,725

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			58,000	60,030

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			25,000	28,219

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			90,000	101,700

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			130,000	131,787

LBG Capital No. 1 PLC 144A bank guaranty unsec. sub. bonds 7 7/8s, 2020 (United Kingdom)			200,000	217,100

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023			95,000	98,974

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			125,000	138,750

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			100,000	114,255

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			25,000	25,125

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			35,000	36,123

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			270,000	301,962

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			130,000	145,790

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			75,000	75,323

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			98,000	106,950

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			20,000	21,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			45,000	48,150

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			20,000	20,100

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			10,000	10,050

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	14,138

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			25,000	25,861

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	58,525

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			25,000	26,625

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			15,000	15,919

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			25,000	26,625

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	26,438

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	91,868

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			25,000	27,688

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			30,000	30,825

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			63,000	66,190

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			65,000	71,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			40,000	39,850

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			25,000	27,313

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			30,000	36,600

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			71,000	73,041

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			25,000	24,844

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			25,000	26,185

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			130,000	130,846

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)			115,000	119,540

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			30,000	30,719

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	118,195

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			21,000	22,453

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			100,000	106,208

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			22,000	24,213

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	10,109

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018			118,000	116,344

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			25,000	29,438

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			10,000	11,075

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			15,000	15,263

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.233s, 2037			75,000	61,859

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	83,974

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			5,000	5,475

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			40,000	53,421

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			100,000	114,577

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			300,000	297,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			392,000	416,500

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	22,727

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			25,000	24,938

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			128,000	131,063

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,592

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	88,968

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			24,000	24,146

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			30,000	29,988

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			55,000	58,919

				10,782,045
Health care (1.6%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			80,000	76,899

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			116,000	116,367

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			35,000	36,531

Actavis Inc. sr. unsec. unsub. notes 4 5/8s, 2042			35,000	33,241

Actavis Inc. sr. unsec. unsub. notes 3 1/4s, 2022			30,000	28,866

Actavis Inc. sr. unsec. unsub. notes 1 7/8s, 2017			5,000	4,988

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	48,827

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	128,571

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			130,000	132,548

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			35,000	36,400

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	89,176

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			130,000	149,450

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			35,000	37,800

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			30,000	31,125

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			25,000	26,563

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			45,000	48,465

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			30,000	30,900

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			15,000	15,206

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			5,000	5,269

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			15,000	16,481

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			5,000	5,125

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			5,000	5,225

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	86,411

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			15,000	15,394

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			23,000	24,581

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			35,000	37,713

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			20,000	20,075

HCA, Inc. sr. notes 6 1/2s, 2020			135,000	151,200

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			10,000	11,425

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			65,000	70,688

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			20,000	20,400

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			35,000	37,363

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	21,050

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			15,000	15,769

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			30,000	33,375

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			45,000	46,350

Johnson & Johnson sr. unsec. notes 5.15s, 2018			81,000	92,454

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			80,000	92,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			20,000	23,250

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			112,000	109,513

MPH Acquisition Holdings, LLC 144A sr. unsec. notes 6 5/8s, 2022			5,000	5,125

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			35,000	37,975

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018			10,000	10,103

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			25,000	27,250

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			25,000	24,469

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			45,000	48,713

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			15,000	17,709

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			10,000	10,675

Service Corp. International/US sr. notes 7s, 2019			20,000	21,175

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			105,000	114,188

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			30,000	30,375

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			35,000	36,785

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			35,000	37,319

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			15,000	14,663

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			30,000	28,950

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			50,000	55,188

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			5,000	5,038

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			40,000	42,800

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			50,000	51,390

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			30,000	33,300

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			58,000	66,750

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			105,000	116,038

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	81,605

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	84,862

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			5,000	5,413

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			20,000	21,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,413

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			5,000	5,288

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			40,000	44,000

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			25,000	26,250

				3,123,093
Technology (1.0%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	26,344

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			40,000	35,590

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			25,000	23,188

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			70,000	69,475

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	142,766

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			59,000	59,120

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,962

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			20,000	21,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			17,000	17,783

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			50,000	59,500

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			25,000	28,531

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			55,000	57,750

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			90,000	97,650

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			15,000	16,125

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			20,000	18,950

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			24,000	27,840

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			30,000	30,600

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			40,000	42,200

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			20,000	22,555

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			111,000	114,375

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	64,022

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	43,741

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	126,105

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			20,000	23,150

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,119

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			15,000	16,538

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			30,000	31,875

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			11,000	13,145

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			25,000	26,188

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	28,326

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	93,979

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	39,596

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	75,248

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			25,000	26,438

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			35,000	38,369

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			45,000	48,938

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			15,000	17,365

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	23,840

				1,908,161
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			36,000	38,880

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	38,471

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	40,166

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			70,000	63,850

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			49,734	58,188

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	14,002

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)			9,000	8,457

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043			16,000	14,404

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			55,000	60,431

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			13,845	15,194

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			30,000	30,450

				382,493
Utilities and power (1.7%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			85,000	100,619

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			55,000	62,700

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			15,000	14,381

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			25,000	28,489

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	15,298

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,385

Beaver Valley Funding Corp. sr. bonds 9s, 2017			5,000	5,292

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			66,000	72,151

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			63,000	68,828

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			10,000	10,500

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			5,000	5,050

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			10,000	11,320

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	33,980

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			83,000	100,677

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			45,000	43,029

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			55,000	59,400

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	97,666

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			70,000	88

El Paso, LLC company guaranty sr. notes 7s, 2017			120,000	135,400

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	37,433

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			150,000	153,000

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	25,369

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	71,024

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			290,000	292,175

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			39,000	41,048

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10 1/4s, 2020			79,000	83,246

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			25,000	28,594

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	33,985

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	27,060

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	79,313

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			55,000	63,525

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			20,000	21,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			10,000	11,225

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			54,000	52,377

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			8,000	7,976

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			45,000	45,900

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			10,000	10,225

ITC Holdings Corp. 144A notes 5 7/8s, 2016			50,000	54,866

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	39,190

Kansas Gas and Electric Co. bonds 5.647s, 2021			11,612	12,447

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			80,000	79,636

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			59,000	59,000

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	46,652

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	62,240

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	48,869

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	28,801

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			120,000	132,000

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	70,013

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			25,000	26,193

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			40,000	47,242

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			76,000	82,483

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			105,000	108,872

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			37,000	40,754

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	29,415

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			98,000	100,450

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			30,000	31,125

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			25,000	25,188

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			30,000	27,900

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,323

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			25,000	19,188

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			30,000	31,080

Union Electric Co. sr. notes 6.4s, 2017			50,000	57,289

West Penn Power Co. 144A sr. bonds 5.95s, 2017			25,000	28,429

				3,250,973

Total corporate bonds and notes (cost $39,936,622)				$42,147,056

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.1%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$949,334	$1,073,091
3s, TBA, April 1, 2044			3,000,000	2,950,078

				4,023,169
U.S. Government Agency Mortgage Obligations (13.5%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, April 1, 2044			4,000,000	4,459,375
4 1/2s, TBA, May 1, 2044			1,000,000	1,063,477
4 1/2s, TBA, April 1, 2044			1,000,000	1,066,875
4s, TBA, May 1, 2044			8,000,000	8,286,875
4s, TBA, April 1, 2044			8,000,000	8,315,625
3 1/2s, TBA, April 1, 2029			3,000,000	3,144,141

				26,336,368

Total U.S. government and agency mortgage obligations (cost $30,323,007)				$30,359,537

MORTGAGE-BACKED SECURITIES (3.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.169s, 2037			$25,773	$37,220
IFB Ser. 3072, Class SM, 23.228s, 2035			31,356	44,552
IFB Ser. 3072, Class SB, 23.082s, 2035			29,055	40,996
IFB Ser. 3249, Class PS, 21.764s, 2036			29,588	40,071
IFB Ser. 3065, Class DC, 19.395s, 2035			53,389	75,469
IFB Ser. 2990, Class LB, 16.55s, 2034			48,327	63,040
IFB Ser. 310, Class S4, IO, 5.795s, 2043			98,560	24,677
IFB Ser. 311, Class S1, IO, 5.795s, 2043			245,393	53,988
IFB Ser. 308, Class S1, IO, 5.795s, 2043			182,779	44,364
IFB Ser. 314, Class AS, IO, 5.735s, 2043			217,547	47,305

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 24.001s, 2036			44,711	68,371
IFB Ser. 05-45, Class DA, 23.854s, 2035			58,748	87,449
IFB Ser. 07-53, Class SP, 23.634s, 2037			39,355	57,835
IFB Ser. 05-75, Class GS, 19.787s, 2035			21,381	28,466
Ser. 06-46, Class OC, PO, zero %, 2036			16,353	14,187

Government National Mortgage Association
IFB Ser. 10-85, Class SE, IO, 6.393s, 2040			176,044	33,899
IFB Ser. 10-56, Class SC, IO, 6.343s, 2040			217,357	41,074
IFB Ser. 13-129, Class CS, IO, 5.993s, 2042			227,950	38,957
Ser. 10-9, Class UI, IO, 5s, 2040			206,235	44,417
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			663,669	98,628
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			769,724	120,993

				1,105,958
Commercial mortgage-backed securities (2.0%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.611s, 2049			5,423	5,436
FRB Ser. 07-3, Class A3, 5.598s, 2049			114,287	114,187
Ser. 06-6, Class AJ, 5.421s, 2045			144,000	144,141
Ser. 06-5, Class A3, 5.39s, 2047			58,000	58,979
Ser. 07-1, Class XW, IO, 0.316s, 2049			1,025,707	7,889

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.848s, 2042			485,092	1,063
Ser. 07-5, Class XW, IO, 0.42s, 2051			2,010,513	20,547
Ser. 02-PB2, Class XC, IO, 0.205s, 2035			155,999	79

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 04-5, Class XC, IO, 0.71s, 2041			1,199,926	3,500

Bear Stearns Commercial Mortgage Securities Trust Ser. 04-PR3I, Class X1, IO, 0.701s, 2041			82,344	242

Bear Stearns Commercial Mortgage Securities Trust 144A Ser. 06-PW14, Class X1, IO, 0.637s, 2038			1,318,413	20,910

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			43,000	43,783

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.534s, 2049			6,697,504	93,095

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.15s, 2049			6,937,910	56,891
Ser. 07-CD4, Class XW, IO, zero %, 2049			1,275,750	11,737

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			91,000	94,740
FRB Ser. 05-LP5, Class D, 5.086s, 2043			94,000	97,331
Ser. 14-UBS2, Class XA, IO, 1.609s, 2047			402,000	38,441
Ser. 14-CR16, Class XA, IO, 1.285s, 2047			690,000	55,987

COMM Mortgage Trust Ser. 06-C8, Class XS, IO, 0.509s, 2046			5,685,898	72,195

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			44,561	49,017
Ser. 02-CP3, Class AX, IO, 0.77s, 2035			61,872	732

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.022s, 2049			6,533,954	34,630

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			192,549	193,150

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.164s, 2033			32,846	292

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.905s, 2032			26,510	18,557

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.158s, 2045			21,747,439	50,945
Ser. 07-C1, Class XC, IO, 0.071s, 2049			8,596,995	56,904

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			74,000	75,709

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038			26,914	27,193
Ser. 97-C1, Class X, IO, 1.082s, 2029			39,260	940
Ser. 05-C1, Class X1, IO, 0.575s, 2043			2,141,117	10,667

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			55,000	52,344
FRB Ser. 05-GG3, Class D, 4.986s, 2042			43,000	43,329
FRB Ser. 05-GG3, Class B, 4.894s, 2042			157,000	160,925

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038(F)			1,933	1,940
Ser. 05-GG4, Class B, 4.841s, 2039			190,000	191,349
Ser. 13-GC10, Class AS, 3.279s, 2046			42,000	40,146

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			4,824	4,848
Ser. 06-GG8, Class X, IO, 0.566s, 2039			9,091,983	155,473
Ser. 06-GG6, Class XC, IO, 0.037s, 2038			1,464,033	1,142

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.101s, 2051(F)			38,500	39,171
FRB Ser. 06-LDP7, Class B, 5.845s, 2045			107,000	95,209
FRB Ser. 04-CB9, Class B, 5.71s, 2041			61,000	61,903
Ser. 06-LDP8, Class B, 5.52s, 2045			36,000	35,953
FRB Ser. 13-C10, Class D, 4.16s, 2047			76,000	66,976
Ser. 06-LDP8, Class X, IO, 0.543s, 2045			1,554,639	18,161
Ser. 07-LDPX, Class X, IO, 0.305s, 2049			4,070,370	37,211

JPMorgan Chase Commercial Mortgage Securities Trust 144A Ser. 05-CB12, Class X1, IO, 0.34s, 2037			2,051,197	7,626

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			5,351	5,378
Ser. 99-C1, Class G, 6.41s, 2031			37,135	38,452
Ser. 98-C4, Class H, 5.6s, 2035			50,000	52,543

LB-UBS Commercial Mortgage Trust Ser. 06-C7, Class A2, 5.3s, 2038			73,210	75,710

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6s, 2036			100,000	102,440
Ser. 06-C6, Class XCL, IO, 0.681s, 2039			8,278,786	133,081
Ser. 06-C7, Class XCL, IO, 0.635s, 2038			1,958,612	29,734
Ser. 06-C7, Class XW, IO, 0.635s, 2038			1,110,058	17,054
Ser. 05-C5, Class XCL, IO, 0.46s, 2040			3,402,034	24,706
Ser. 05-C2, Class XCL, IO, 0.315s, 2040			2,287,891	5,283
Ser. 05-C7, Class XCL, IO, 0.206s, 2040			2,693,724	8,178

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.841s, 2050			92,555	94,941

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.942s, 2039			569,438	1,216
Ser. 05-MCP1, Class XC, IO, 0.606s, 2043			2,087,404	11,057

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.311s, 2045			350,736	30,584
Ser. 05-C3, Class X, IO, 5.226s, 2044			91,747	6,331

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.419s, 2046			72,000	69,446

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.419s, 2046			100,000	88,540

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			52,923	53,483
FRB Ser. 07-HQ12, Class A2, 5.577s, 2049			42,658	42,701

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			37,000	37,273

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			97,722	97,726

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.959s, 2049			50,000	52,110
Ser. 12-C4, Class XA, IO, 1.874s, 2045			365,565	40,259

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.307s, 2046			1,413,666	17,105

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.318s, 2042			2,692,419	7,243
Ser. 06-C26, Class XC, IO, 0.047s, 2045			1,399,932	2,338

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046			100,000	88,645

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			132,000	134,891
Ser. 14-C19, Class D, 4.306s, 2047			47,000	39,948
Ser. 13-C12, Class XA, IO, 1.515s, 2048			1,063,109	93,206

				3,975,217
Residential mortgage-backed securities (non-agency) (0.7%)

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035			40,000	35,280

Barclays Capital, LLC Trust 144A FRB Ser. 12-RR11, Class 5A3, zero %, 2037			50,684	31,221

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			232,352	209,582
FRB Ser. 05-51, Class 1A1, 0.477s, 2035			81,096	69,134

Harborview Mortgage Loan Trust FRB Ser. 05-10, Class 2A1A, 0.466s, 2035			115,635	99,805

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.929s, 2046			190,316	123,230

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.201s, 2046			110,879	98,682
FRB Ser. 06-AR3, Class A1B, 1.131s, 2046			50,926	41,530
FRB Ser. 05-AR13, Class A1C3, 0.644s, 2045			101,594	87,523
FRB Ser. 05-AR9, Class A1C3, 0.634s, 2045			114,584	103,126
FRB Ser. 05-AR15, Class A1B2, 0.564s, 2045			75,325	65,726
FRB Ser. 05-AR13, Class A1B3, 0.514s, 2045			193,707	172,399
FRB Ser. 05-AR15, Class A1B3, 0.494s, 2045			144,448	125,315
FRB Ser. 12-RR2, Class 1A2, 0.336s, 2047			100,000	71,437

				1,333,990

Total mortgage-backed securities (cost $5,830,920)				$6,415,165

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$28,041	$21,325

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			40,000	37,000

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			414,000	403,236

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			259,377	197,127

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	805	323,685

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$155,000	169,144

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			135,000	133,650

Total foreign government and agency bonds and notes (cost $1,338,044)				$1,285,167

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			$151,836	$143,177

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			30,000	29,764

First Data Corp. bank term loan FRN 4.17s, 2018			99,303	99,480

First Data Corp. bank term loan FRN 4.155s, 2021			10,568	10,581

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			10,000	10,033

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			130,971	94,299

Total senior loans (cost $403,340)				$387,334

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			93	$91,855

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			1,430	39,039

M/I Homes, Inc. $2.438 pfd.			880	22,044

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			45	44,656

Total preferred stocks (cost $146,805)				$197,594

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			1,280	$27,520

United Technologies Corp. $3.75 cv. pfd.			400	26,628

Total convertible preferred stocks (cost $43,395)				$54,148

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$20,000	$28,175

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			20,000	21,600

Total convertible bonds and notes (cost $38,927)				$49,775

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$20,000	$20,552

Total municipal bonds and notes (cost $20,000)				$20,552

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	7,932	$—

Total warrants (cost $1,586)				$—

SHORT-TERM INVESTMENTS (17.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			27,022,343	$27,022,343

Putnam Cash Collateral Pool, LLC 0.18%(d)			3,290,332	3,290,332

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.10%, August 21, 2014(SEG)(SEGCCS)			$3,352,000	3,351,237

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEG)(SEGCCS)			308,000	307,925

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014			333,000	332,977

Total short-term investments (cost $34,304,464)				$34,304,814

TOTAL INVESTMENTS

Total investments (cost $199,692,853)(b)				$225,524,630

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $63,089,532) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/16/14	$202,813	$194,823	$7,990
	Australian Dollar	Sell	4/16/14	202,813	202,425	(388)
	Canadian Dollar	Sell	4/16/14	190,345	189,718	(627)
	Chilean Peso	Buy	4/16/14	859	1,073	(214)
	Colombian Peso	Buy	4/16/14	198,283	195,553	2,730
	Euro	Sell	6/18/14	3,090,534	3,087,992	(2,542)
	Singapore Dollar	Sell	5/21/14	311,877	307,631	(4,246)
	Swiss Franc	Sell	6/18/14	215,619	214,670	(949)
Barclays Bank PLC
	Australian Dollar	Buy	4/16/14	205,963	198,509	7,454
	Australian Dollar	Sell	4/16/14	205,963	192,854	(13,109)
	British Pound	Sell	6/18/14	2,876,672	2,879,693	3,021
	Canadian Dollar	Buy	4/16/14	386,478	391,590	(5,112)
	Canadian Dollar	Sell	4/16/14	386,478	399,281	12,803
	Euro	Sell	6/18/14	517,523	519,579	2,056
	Hong Kong Dollar	Sell	5/21/14	411,033	410,593	(440)
	Japanese Yen	Sell	5/21/14	297,876	304,214	6,338
	Mexican Peso	Buy	4/16/14	120,883	119,628	1,255
	Mexican Peso	Buy	7/17/14	191,717	191,254	463
	New Zealand Dollar	Buy	4/16/14	393,290	389,315	3,975
	Norwegian Krone	Sell	6/18/14	195,283	199,942	4,659
	Singapore Dollar	Buy	5/21/14	52,072	51,365	707
	South African Rand	Sell	4/16/14	119,045	114,992	(4,053)
	Swedish Krona	Buy	6/18/14	4,784	8,628	(3,844)
	Swiss Franc	Sell	6/18/14	731,634	728,172	(3,462)
Citibank, N.A.
	Australian Dollar	Buy	4/16/14	202,813	194,832	7,981
	Australian Dollar	Sell	4/16/14	202,813	199,600	(3,213)
	Brazilian Real	Buy	4/2/14	123,182	114,245	8,937
	Brazilian Real	Sell	4/2/14	123,182	115,188	(7,994)
	British Pound	Buy	6/18/14	2,606,917	2,609,676	(2,759)
	Canadian Dollar	Sell	4/16/14	504,573	524,177	19,604
	Chilean Peso	Sell	4/16/14	113,967	110,734	(3,233)
	Danish Krone	Sell	6/18/14	192,557	191,862	(695)
	Euro	Sell	6/18/14	2,269,000	2,266,726	(2,274)
	Japanese Yen	Sell	5/21/14	1,613,863	1,633,263	19,400
	New Zealand Dollar	Buy	4/16/14	391,643	388,353	3,290
	Norwegian Krone	Sell	6/18/14	179,747	180,345	598
	Swiss Franc	Sell	6/18/14	423,881	422,081	(1,800)
Credit Suisse International
	Australian Dollar	Buy	4/16/14	202,627	195,536	7,091
	Australian Dollar	Sell	4/16/14	202,627	190,859	(11,768)
	British Pound	Sell	6/18/14	976,885	978,742	1,857
	Canadian Dollar	Sell	4/16/14	375,627	380,176	4,549
	Euro	Buy	6/18/14	406,910	406,696	214
	Indian Rupee	Buy	5/21/14	117,098	107,367	9,731
	Japanese Yen	Sell	5/21/14	1,076,144	1,090,800	14,656
	Mexican Peso	Buy	4/16/14	100,255	99,176	1,079
	Mexican Peso	Sell	4/16/14	100,255	97,273	(2,982)
	New Zealand Dollar	Buy	4/16/14	178,572	172,074	6,498
	Norwegian Krone	Sell	6/18/14	27,858	25,924	(1,934)
	Singapore Dollar	Sell	5/21/14	98,500	97,165	(1,335)
	South African Rand	Buy	4/16/14	121,898	117,317	4,581
	South African Rand	Sell	4/16/14	121,898	112,933	(8,965)
	South Korean Won	Sell	5/21/14	1,748	1,914	166
	Swedish Krona	Buy	6/18/14	193,715	199,549	(5,834)
	Swiss Franc	Sell	6/18/14	1,005,769	1,001,352	(4,417)
Deutsche Bank AG
	Australian Dollar	Buy	4/16/14	201,145	198,250	2,895
	British Pound	Sell	6/18/14	198,276	199,665	1,389
	Canadian Dollar	Sell	4/16/14	182,659	190,638	7,979
	Euro	Sell	6/18/14	510,773	512,684	1,911
	Japanese Yen	Sell	5/21/14	97,686	99,009	1,323
	New Zealand Dollar	Buy	4/16/14	197,035	193,860	3,175
	Norwegian Krone	Sell	6/18/14	177,700	177,421	(279)
	Swedish Krona	Buy	6/18/14	197,388	199,349	(1,961)
	Swiss Franc	Sell	6/18/14	427,277	425,136	(2,141)
Goldman Sachs International
	Australian Dollar	Buy	4/16/14	6,208	2,491	3,717
	British Pound	Sell	6/18/14	392,887	392,485	(402)
	Canadian Dollar	Sell	4/16/14	211,053	218,292	7,239
	Euro	Buy	6/18/14	399,471	400,343	(872)
	Japanese Yen	Sell	5/21/14	422,627	426,779	4,152
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	118,871	114,623	4,248
	Australian Dollar	Sell	4/16/14	118,871	114,078	(4,793)
	British Pound	Sell	6/18/14	2,471,122	2,472,962	1,840
	Canadian Dollar	Buy	4/16/14	389,191	390,031	(840)
	Canadian Dollar	Sell	4/16/14	389,191	395,362	6,171
	Euro	Sell	6/18/14	291,201	290,988	(213)
	Japanese Yen	Sell	5/21/14	957,981	971,156	13,175
	Swedish Krona	Buy	6/18/14	193,993	194,628	(635)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	192,621	184,740	(7,881)
	British Pound	Sell	6/18/14	1,052,031	1,053,229	1,198
	Canadian Dollar	Sell	4/16/14	288,276	289,506	1,230
	Euro	Sell	6/18/14	556,506	553,815	(2,691)
	Hungarian Forint	Sell	6/18/14	117,232	115,581	(1,651)
	Indian Rupee	Buy	5/21/14	120,106	115,047	5,059
	Mexican Peso	Buy	4/16/14	92,596	91,884	712
	New Taiwan Dollar	Sell	5/21/14	116,309	116,641	332
	New Zealand Dollar	Buy	4/16/14	202,236	194,965	7,271
	Norwegian Krone	Sell	6/18/14	179,714	179,833	119
	Singapore Dollar	Sell	5/21/14	50,244	49,565	(679)
	Swedish Krona	Sell	6/18/14	331,366	331,236	(130)
	Swiss Franc	Sell	6/18/14	211,771	210,848	(923)
	Thai Baht	Sell	5/21/14	192,113	191,704	(409)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	6/18/14	4,702,148	4,707,404	5,256
	Canadian Dollar	Buy	4/16/14	577,185	576,293	892
	Canadian Dollar	Sell	4/16/14	577,185	584,364	7,179
	Euro	Buy	6/18/14	196,843	196,718	125
	Euro	Sell	6/18/14	196,843	198,967	2,124
	Japanese Yen	Sell	5/21/14	23,502	23,822	320
	Mexican Peso	Buy	4/16/14	193,081	191,225	1,856
	Mexican Peso	Sell	4/16/14	193,081	192,579	(502)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/16/14	913,537	876,460	(37,077)
	Brazilian Real	Buy	4/2/14	123,226	113,844	9,382
	Brazilian Real	Sell	4/2/14	123,226	115,258	(7,968)
	British Pound	Sell	6/18/14	6,832	9,714	2,882
	Canadian Dollar	Sell	4/16/14	390,185	394,449	4,264
	Euro	Buy	6/18/14	489,835	491,995	(2,160)
	Japanese Yen	Sell	5/21/14	185,009	187,049	2,040
	Mexican Peso	Buy	4/16/14	146,890	145,335	1,555
	New Taiwan Dollar	Sell	5/21/14	116,309	116,591	282
	New Zealand Dollar	Buy	4/16/14	398,231	391,278	6,953
	Norwegian Krone	Sell	6/18/14	31,070	31,153	83
	Singapore Dollar	Sell	5/21/14	152,162	150,120	(2,042)
	Swedish Krona	Buy	6/18/14	3,148	5,632	(2,484)
	Swiss Franc	Sell	6/18/14	123,825	123,291	(534)
UBS AG
	Australian Dollar	Sell	4/16/14	188,544	174,735	(13,809)
	British Pound	Buy	6/18/14	5,407,278	5,411,611	(4,333)
	Canadian Dollar	Sell	4/16/14	191,792	197,276	5,484
	Euro	Buy	6/18/14	4,187,153	4,184,028	3,125
	Japanese Yen	Sell	5/21/14	185,009	187,078	2,069
	Mexican Peso	Buy	4/16/14	100,255	98,968	1,287
	Mexican Peso	Sell	4/16/14	100,255	97,298	(2,957)
	Norwegian Krone	Sell	6/18/14	177,700	177,406	(294)
	Singapore Dollar	Sell	5/21/14	41,578	41,020	(558)
	South African Rand	Buy	4/16/14	121,888	117,303	4,585
	South African Rand	Sell	4/16/14	121,888	113,650	(8,238)
	Swedish Krona	Buy	6/18/14	193,993	194,642	(649)
	Swiss Franc	Sell	6/18/14	228,522	227,458	(1,064)
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	200,496	191,258	9,238
	British Pound	Sell	6/18/14	392,387	391,871	(516)
	Canadian Dollar	Sell	4/16/14	296,143	306,643	10,500
	Euro	Sell	6/18/14	2,512,815	2,508,894	(3,921)
	Japanese Yen	Sell	5/21/14	657,708	666,599	8,891

Total						$115,395

FUTURES CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	133	$5,680,049	Jun-14	$(296,370)
FTSE 100 Index (Short)	31	3,381,789	Jun-14	(42,599)
MSCI EAFE Index Mini (Long)	87	8,243,250	Jun-14	204,711
OMXS 30 Index (Short)	40	835,252	Apr-14	(27,502)
Russell 2000 Index Mini (Long)	41	4,799,050	Jun-14	(7,219)
Russell 2000 Index Mini (Short)	17	1,989,850	Jun-14	28,781
S&P 500 Index (Long)	1	466,150	Jun-14	971
S&P 500 Index E-Mini (Long)	97	9,043,310	Jun-14	18,721
S&P 500 Index E-Mini (Short)	20	1,864,600	Jun-14	(9,580)
S&P Mid Cap 400 Index E-Mini (Long)	24	3,299,760	Jun-14	9,072
S&P Mid Cap 400 Index E-Mini (Short)	21	2,887,290	Jun-14	(33,331)
SGX MSCI Singapore Index (Short)	6	340,949	Apr-14	(9,664)
SPI 200 Index (Long)	31	3,876,139	Jun-14	28,347
SPI 200 Index (Short)	6	750,220	Jun-14	(5,311)
Tokyo Price Index (Short)	20	2,331,057	Jun-14	39,054
U.S. Treasury Bond 30 yr (Long)	12	1,598,625	Jun-14	22,477
U.S. Treasury Bond Ultra 30 yr (Long)	8	1,155,750	Jun-14	29,735
U.S. Treasury Note 2 yr (Long)	22	4,830,375	Jun-14	(5,667)
U.S. Treasury Note 2 yr (Short)	26	5,708,625	Jun-14	6,451
U.S. Treasury Note 5 yr (Long)	59	7,018,234	Jun-14	(36,034)
U.S. Treasury Note 10 yr (Long)	22	2,717,000	Jun-14	(10,978)

Total				$(95,935)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/14 (premiums $38,821) (Unaudited)

Counterparty	Expiration	Contract
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike price	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18
	Mar-18/6.00	$218,000	$37,457

Total			$37,457

TBA SALE COMMITMENTS OUTSTANDING at 3/31/14 (proceeds receivable $9,395,742) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2044	$1,000,000	4/10/14	$1,066,875
Federal National Mortgage Association, 4s, April 1, 2044	8,000,000	4/10/14	8,315,625

Total			$9,382,500

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$16,040,000	(E)	$27,163	6/18/16	3 month USD-LIBOR-BBA	0.75%	$11,472
	7,880,000	(E)	51,216	6/18/19	3 month USD-LIBOR-BBA	2.00%	39,467
	3,220,000	(E)	28,501	6/18/24	3 month USD-LIBOR-BBA	3.00%	11,408
	210,000	(E)	443	6/18/44	3 month USD-LIBOR-BBA	3.75%	108

	Total		$107,323	$62,455
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$18,669	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(8)
	592,437	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(521)
	4,232	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2
	12,684	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7
	100,017	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	119
	246,424	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	88
	120,861	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	43
	21,141	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11
	68,626	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	35
	49,762	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26
	61,548	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(186)
	11,146	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(28)
	5,522	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(14)
	5,522	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(14)
	11,146	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(28)
	29,042	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(72)
	11,146	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(28)
	285,178	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(251)
	9,405	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3
	22,293	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(56)
	79,947	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	66
Citibank, N.A.
	47,498	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17
baskets	71	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	56,521
units	1,554	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(42,906)
Credit Suisse International
	$399,055	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	225
Goldman Sachs International
	10,267	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5)
	46,089	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19)
	46,089	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19)
	12,215	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11)
	159,145	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(73)
	35,080	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(16)
	23,957	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11)
	236,813	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(208)
	433,639	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(381)
JPMorgan Chase Bank N.A.
	54,332	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(25)

Total		$—	$12,283

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$220
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	376
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	726
	CMBX NA BBB- Index	BBB-/P	912	16,000	5/11/63	300 bp	699
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	1,219	11,000	5/11/63	300 bp	1,073
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	19	1,000	5/11/63	300 bp	6
	CMBX NA BBB- Index	BBB-/P	62	8,000	5/11/63	300 bp	(44)
	CMBX NA BBB- Index	BBB-/P	93	8,000	5/11/63	300 bp	(14)
	CMBX NA BBB- Index	BBB-/P	796	10,000	5/11/63	300 bp	663
	CMBX NA BBB- Index	BBB-/P	1,469	13,000	5/11/63	300 bp	1,296
	CMBX NA BBB- Index	BBB-/P	1,007	13,000	5/11/63	300 bp	833
	CMBX NA BBB- Index	BBB-/P	855	13,000	5/11/63	300 bp	682
	CMBX NA BBB- Index	BBB-/P	1,118	14,000	5/11/63	300 bp	930
	CMBX NA BBB- Index	BBB-/P	426	14,000	5/11/63	300 bp	240
	CMBX NA BBB- Index	BBB-/P	215	14,000	5/11/63	300 bp	29
	CMBX NA BBB- Index	BBB-/P	247	14,000	5/11/63	300 bp	60
	CMBX NA BBB- Index	BBB-/P	1,093	15,000	5/11/63	300 bp	893
	CMBX NA BBB- Index	BBB-/P	1,686	22,000	5/11/63	300 bp	1,393
	CMBX NA BBB- Index	BBB-/P	1,108	27,000	5/11/63	300 bp	748
	CMBX NA BB Index	—	(89)	17,000	5/11/63	(500 bp)	204
	CMBX NA BB Index	—	(210)	12,000	5/11/63	(500 bp)	(3)
	CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	49
	CMBX NA BB Index	—	(233)	12,000	5/11/63	(500 bp)	(26)
	CMBX NA BBB- Index	BBB-/P	526	11,000	5/11/63	300 bp	380
	CMBX NA BBB- Index	BBB-/P	309	13,000	5/11/63	300 bp	136
	CMBX NA BBB- Index	BBB-/P	605	14,000	5/11/63	300 bp	418
	CMBX NA BBB- Index	BBB-/P	1,811	17,000	5/11/63	300 bp	1,585
	CMBX NA BBB- Index	—	(657)	14,000	1/17/47	(300 bp)	(150)
	CMBX NA BBB- Index	—	(820)	14,000	1/17/47	(300 bp)	(313)
	CMBX NA BBB- Index	—	(791)	14,000	1/17/47	(300 bp)	(284)
	CMBX NA BBB- Index	—	(852)	14,000	1/17/47	(300 bp)	(345)

	Total		$13,550	$12,460

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2014. Securities rated by Putnam are indicated by “/P.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 22 Index	B+/P	$(9,976)	$140,000	6/20/19	500 bp	$517
	NA IG Series 22 Index	BBB+/P	(10,615)	750,000	6/20/19	100 bp	1,027
	NA HY Series 22 Index	B+/P	(313,225)	4,410,000	6/20/19	500 bp	17,303
	NA HY Series 22 Index	B+/P	(336,864)	4,768,000	6/20/19	500 bp	20,496
	NA HY Series 22 Index	B+/P	(80,669)	1,120,000	6/20/19	500 bp	3,274

	Total		$(751,349)	$42,617

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $194,218,168.
(b)	The aggregate identified cost on a tax basis is $200,788,625, resulting in gross unrealized appreciation and depreciation of $26,766,624 and $2,030,619, respectively, or net unrealized appreciation of $24,736,005.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $18,951, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$32,144,304	$8,344,904	$13,479,770	$5,754	$27,022,343
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $3,290,332, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,249,643.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 200 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $44,817,245 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $76,101 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$6,516,600	$337,547	$2,916
Capital goods	6,287,366	521,576	—
Communication services	4,122,557	183,737	—
Conglomerates	2,026,404	78,738	—
Consumer cyclicals	13,718,177	1,098,476	—
Consumer staples	7,544,533	432,506	645
Energy	9,176,796	125,071	498
Financials	18,003,915	1,896,454	18,951
Health care	13,670,795	180,140	—
Technology	17,507,198	828,008	—
Transportation	2,352,967	310,860	—
Utilities and power	3,185,293	174,764	—
Total common stocks	104,112,601	6,167,877	23,010
Convertible bonds and notes	—	49,775	—
Convertible preferred stocks	26,628	27,520	—
Corporate bonds and notes	—	42,147,055	1
Foreign government and agency bonds and notes	—	1,285,167	—
Mortgage-backed securities	—	6,415,165	—
Municipal bonds and notes	—	20,552	—
Preferred stocks	39,039	158,555	—
Senior loans	—	387,334	—
U.S. government and agency mortgage obligations	—	30,359,537	—
Warrants	—	—	—
Short-term investments	27,022,343	7,282,471	—

Totals by level	$131,200,611	$94,301,008	$23,011

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$115,395	$—
Futures contracts	(95,935)	—	—
Written swap options outstanding	—	(37,457)	—
TBA sale commitments	—	(9,382,500)	—
Interest rate swap contracts	—	(44,868)	—
Total return swap contracts	—	12,283	—
Credit default contracts	—	792,876	—

Totals by level	$(95,935)	$(8,544,271)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$796,805	$3,929
Foreign exchange contracts	329,190	213,795
Equity contracts	386,178	474,482
Interest rate contracts	59,305	136,978

Total	$1,571,478	$829,184

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$160,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$89,800,000
Centrally cleared interest rate swap contracts (notional)		$26,400,000
OTC total return swap contracts (notional)		$21,500,000
OTC credit default swap contracts (notional)		$370,000
Centrally cleared credit defult rate swap contracts (notional)		$12,100,000
Warrants (number of warrants)		8,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$3,741	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,741
	OTC Total return swap contracts*#	—	400	—	56,538	225	—	—	—	—	—	—	—	—	—	57,163
	OTC Credit default swap contracts*#	—	—	—	—	2,839	—	—	—	—	—	—	—	—	—	2,839
	Centrally cleared credit default swap contracts§	—	—	53,895	—	—	—	—	—	—	—	—	—	—	—	53,895
	Futures contracts§	—	—	—	—	—	—	—	—	—	205,185	—	—	—	—	205,185
	Forward currency contracts#	10,720	42,731	—	59,810	50,422	18,672	15,108	25,434	15,921	—	17,752	27,441	16,550	28,629	329,190

	Total Assets	$10,720	$43,131	$57,636	$116,348	$53,486	$18,672	$15,108	$25,434	$15,921	$205,185	$17,752	$27,441	$16,550	$28,629	$652,013

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	5,927	—	—	—	—	—	—	—	—	—	—	—	5,927
	OTC Total return swap contracts*#	—	1,206	—	42,906	—	—	743	—	25	—	—	—	—	—	44,880
	OTC Credit default swap contracts*#	572	146	—	—	3,211	—	—	—	—	—	—	—	—	—	3,929
	Centrally cleared credit default swap contracts§	—	—	25,945	—	—	—	—	—	—	—	—	—	—	—	25,945
	Futures contracts§	—	—	—	—	—	—	—	—	—	51,909	—	—	—	—	51,909
	Forward currency contracts#	8,966	30,020	—	21,968	37,235	4,381	1,274	6,481	14,364	—	502	52,265	31,902	4,437	213,795
	Written swap options#	—	—	—	—	—	—	—	—	37,457	—	—	—	—	—	37,457

	Total Liabilities	$9,538	$31,372	$31,872	$64,874	$40,446	$4,381	$2,017	$6,481	$51,846	$51,909	$502	$52,265	$31,902	$4,437	$383,842

	Total Financial and Derivative Net Assets	$1,182	$11,759	$25,764	$51,474	$13,040	$14,291	$13,091	$18,953	$(35,925)	$153,276	$17,250	$(24,824)	$(15,352)	$24,192	$268,171
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$1,182	$11,759	$25,764	$51,474	$13,040	$14,291	$13,091	$18,953	$(35,925)	$153,276	$17,250	$(24,824)	$(15,352)	$24,192	$268,171

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement. (Note 1)

##	Any over-collateralization of total financial and derivative net assets is not shown.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014